Assets held-for-sale (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2022 tranche	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets held-for-sale
Investment in associate			¥ 1,160,000	¥ 4,904,000
Assets and liabilities classified as held for sale
Assets held-for-sale
Loss on fair value		¥ 1,083,000
Assets and liabilities classified as held for sale | Mendis Aesthetic PTE. Ltd
Assets held-for-sale
Investment in associate		¥ 4,004,000
Percentage of equity interest to be sold	44.40%
Number of equal tranches | tranche	2
Percentage of equity interest sold	22.20%